STOCK-BASED COMPENSATION - General (Details) - USD ($)	1 Months Ended		12 Months Ended
	Oct. 31, 2021	Jul. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2017
STOCK-BASED COMPENSATION
Weighted-average period over which such stock-based compensation expense will be recognized			2 years 10 months 17 days
Unrecognized stock-based compensation expense, options			$ 1,100,000
Stock options granted			168,500	0
Exercise price			$ 10.00
Exercisable term			4 years
Weighted-average grant date fair value per share of options granted			$ 8.34
Fair value of options vested			$ 296,608	$ 12,903
Percentage of acceleration of restricted stock units granted		50.00%
Weighted average grant date fair value of RSUs granted			$ 14.33
Unrecognized stock-based compensation expense			$ 13,000,000.0
Weighted-average vesting period				2 years 6 months 18 days
Vesting of restricted stock awards		20,000
Restricted Stock Units (RSUs) [Member]
STOCK-BASED COMPENSATION
Vesting period (in years)	4 years	4 years
Restricted Stock units granted	910,867	910,867
Unvested Common Stock [Member]
STOCK-BASED COMPENSATION
Restricted Stock units granted		834,883	834,883
Weighted average grant date fair value of RSUs granted		$ 4.95
Unrecognized stock-based compensation expense			$ 4,000,000.0
Weighted-average vesting period			1 year 7 months 24 days
Vesting of restricted stock awards			448,773
Third Party
STOCK-BASED COMPENSATION
Stock options granted			21,500
2017 Plan
STOCK-BASED COMPENSATION
Option grant period (in years)					10 years
Voting rights by employees (in percent)					10.00%
Minimum percentage of exercise price for options granted for employee who hold more than 10% voting rights					110.00%
2017 Plan | Minimum
STOCK-BASED COMPENSATION
Vesting period (in years)					1 year
2017 Plan | Maximum [Member]
STOCK-BASED COMPENSATION
Vesting period (in years)					4 years
Stock Incentive Plan 2020 [Member]
STOCK-BASED COMPENSATION
Option grant period (in years)			10 years
Voting rights by employees (in percent)			10.00%
Minimum percentage of exercise price for options granted for employee who hold more than 10% voting rights			110.00%
Stock Incentive Plan 2020 [Member] | Minimum
STOCK-BASED COMPENSATION
Vesting period (in years)			1 year
Stock Incentive Plan 2020 [Member] | Maximum [Member]
STOCK-BASED COMPENSATION
Vesting period (in years)			4 years